Loans Receivable, Net (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	$ 90,203,413	$ 85,781,293
Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	1,390,661	752,940
Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	7,326,834	8,857,261
Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	81,485,918	76,171,092
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	56,620,893	63,847,080
Business Loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	1,390,661	713,312
Business Loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	3,321,226	4,374,980
Business Loans [Member] | Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	51,909,006	58,758,788
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	33,582,520	21,934,213
Personal Loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator		39,628
Personal Loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	4,005,608	4,482,281
Personal Loans [Member] | Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	$ 29,576,912	$ 17,412,304